Trade Receivables and Other	12 Months Ended
Dec. 31, 2018
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Trade Receivables and Other

NOTE 14—TRADE RECEIVABLES AND OTHER

Trade receivables and other are comprised of the following:

	At December 31, 2018		At December 31, 2017
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables—gross	—	483	—	309
Impairment	—	(2)	—	(3)

Total Trade receivables—net	—	481	—	306

Finance lease receivables	—	—	6	6
Current income tax receivables	28	43	—	58
Other taxes	—	33	—	30
Unbilled tooling costs (until December 31, 2017)	—	—	28	—
Contract assets (from January 1, 2018)	28	2	—	—
Prepaid expenses	1	12	5	8
Restricted cash	—	—	1	—
Other	7	16	8	11

Total Other receivables	64	106	48	113

Total Trade receivables and Other	64	587	48	419

14.1 Contract assets

	At December 31, 2018		At January 1, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	26	—	28	—
Other	2	2	4	1

Total Contract assets	28	2	32	1

14.2 Aging

The aging of total trade receivables—net is as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Not past due	453	286
1 – 30 days past due	23	13
31 – 60 days past due	2	2
61 – 90 days past due	2	3
Greater than 91 days past due	1	2

Total Trade receivables—net	481	306

Impairment allowance

Revisions to the impairment allowance arising from changes in estimates are included as either additional allowance or recoveries. An allowance was reversed for €1.1 million during the year ended December 31, 2018 (€0.7 million allowance recognized during the year ended December 31, 2017).

None of the other amounts included in Other receivables were deemed to be impaired.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.

14.3 Currency concentration

The composition of the carrying amounts of total Trade receivables – net by currency is shown in Euro equivalents as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Euro	177	124
U.S. Dollar	284	164
Swiss franc	4	4
Other currencies	16	14

Total Trade receivables—net	481	306

14.4 Factoring arrangements

The Group factors trade receivables in France by entering into factoring agreements with a third party for a maximum capacity of €235 million. This agreement matures on October 29, 2021.

The Group factors trade receivables in Germany, Switzerland and Czech Republic by entering into factoring agreements with a third party for a maximum capacity of €150 million. This agreement matures on October 29, 2021.

Constellium Automotive USA entered into a factoring agreement which provides for the sale of specific account receivables up to a maximum capacity of $25 million. The facility was amended, on December 11, 2018, to increase maximum capacity to $33 million and to extend the maturity to December 11, 2019.

Muscle Shoals entered into a factoring agreement which provides for the sale of specific trade receivables up to a maximum capacity of $375 million. The agreement matures on January 24, 2020.

Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition under IFRS 9 - Financial Instruments, as the Group retains substantially all the associated risks and rewards.

Under the agreements, at December 31, 2018, the total carrying amount of the original assets factored is €601 million (December 31, 2017: €642 million) of which:

•

€446 million (December 31, 2017: €473 million) have been derecognized from the Consolidated Statement of Financial Position as the Group transferred substantially all of the associated risks and rewards to the factor;

•	€155 million (December 31, 2017: €169 million) were recognized on the Consolidated Statement of Financial Position.

There was no debt due to the factor relating to trade account receivables sold at December 31, 2018 and December 31, 2017.

Covenants

The factoring arrangements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants.

The commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained.

The Group was in compliance with all applicable covenants at December 31, 2018 and December 31, 2017.

14.5 Finance lease receivables

The Company was the lessor for certain finance leases with third parties for certain of its property, plant and equipment located in Sierre, Switzerland until July 2018. The finance lease receivables amounted to €12 million for the year ended December 31, 2017.